Segment Information	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Segment Reporting [Abstract]
Segment Information

10. Segment Information

The Company considers operating segments to be components of the Company in which separate financial information is available that is evaluated regularly by the Company’s chief operating decision maker (CODM) in deciding how to allocate resources and in assessing performance. The CODM for the Company is the Chief Executive Officer. The CODM reviews financial information presented on a consolidated basis for purposes of allocating resources and evaluating financial performance. The Company has one business activity, and there are no segment managers who are held accountable for operations, operating results or plans for levels or components below the consolidated unit level. Accordingly, the Company has determined that it has a single operating and reportable segment, which is to design, develop and market software for brand advertising.

11. Segment Information

The Company considers operating segments to be components of the Company in which separate financial information is available that is evaluated regularly by the Company’s chief operating decision maker (CODM) in deciding how to allocate resources and in assessing performance. The CODM for the Company is the Chief Executive Officer. The CODM reviews financial information presented on a consolidated basis for purposes of allocating resources and evaluating financial performance. The Company has one business activity, and there are no segment managers who are held accountable for operations, operating results or plans for levels or components below the consolidated unit level. Accordingly, the Company has determined that it has a single operating and reportable segment, which is to design, develop and market software for brand advertising.

Total revenue from customers by location is defined based on the customers’ billing address. The following table summarizes total revenue from customers for the respective locations:

	Years Ended December 31,
	2012	2013	2014
United States	$26,782	$38,196	$78,686
Australia	3,281	5,875	9,260
All Other Countries	4,096	13,143	26,297

Total revenue	$34,159	$57,214	$114,243

The following table summarized long-lived assets in the respective locations:

	December 31,
	2013	2014
United States	$1,244	$3,711
All Other Countries	223	191

Total long-lived assets	$1,467	$3,902